Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net Level 4 - (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 24, 2014
Goodwill [Line Items]
Goodwill, Gross		$ 225	$ 224
Goodwill, net book value		216	211	$ 211	$ 224
Goodwill, Period Increase (Decrease)		1
Goodwill, Translation Adjustments		4		0
Goodwill, Translation Adjustments		(9)	(13)
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Finite-Lived Customer Relationships, Gross		223	223
Finite-Lived Customer Relationships, Accumulated Impairments		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		(127)	(102)
Finite-Lived Trademarks, Gross		60	60
Finite-Lived Trademarks, Accumulated Impairments		0	0
Finite-Lived Intangible Assets, Gross		431	429
Finite-Lived Intangible Assets, Accumulated Impairments		(4)	(4)
Finite-Lived Patents, Gross		43	41
Finite-Lived Patents, Accumulated Impairments		(4)	(4)
Intangible Assets, Net (Excluding Goodwill)		300	323
Amortization of Intangible Assets	$ 36	38	38
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		38
Finite-Lived Intangible Assets, Amortization Expense, Year Two		38
Finite-Lived Intangible Assets, Amortization Expense, Year Three		38
Finite-Lived Intangible Assets, Amortization Expense, Year Four		32
Finite-Lived Intangible Assets, Amortization Expense, Year Five		32
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(63)	(49)
Finite-Lived Intangible Assets, Net		160	174
Trademarks [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(23)	(19)
Finite-Lived Intangible Assets, Net		37	41
Unpatented Technology [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(37)	(29)
Finite-Lived Intangible Assets, Gross		105	105
Finite-Lived Intangible Assets, Accumulated Impairments		0	0
Finite-Lived Intangible Assets, Net		68	76
Patents [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(4)	(5)
Finite-Lived Intangible Assets, Net		35	32
Formulated and Basic Silicones [Member]
Goodwill [Line Items]
Goodwill, Gross		68	68
Goodwill, net book value		65	64	64
Goodwill, Period Increase (Decrease)		0
Goodwill, Translation Adjustments		1		0
Goodwill, Translation Adjustments		(3)	(4)
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Quartz [Member]
Goodwill [Line Items]
Goodwill, Gross		19	19
Goodwill, net book value		19	18	18
Goodwill, Period Increase (Decrease)		0
Goodwill, Translation Adjustments		1		0
Goodwill, Translation Adjustments		0	(1)
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Performance Additives [Member]
Goodwill [Line Items]
Goodwill, Gross		138	137
Goodwill, net book value		132	129	129
Goodwill, Period Increase (Decrease)		1
Goodwill, Translation Adjustments		2		$ 0
Goodwill, Translation Adjustments		(6)	(8)
Goodwill, Impaired, Accumulated Impairment Loss		$ 0	$ 0